Note 7 - Fair Value	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Notes to Financial Statements
Fair Value Disclosures [Text Block]
(
7
)

Fair Value

Pursuant to the accounting guidance for fair value measurement and its subsequent updates, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date. The accounting guidance establishes a hierarchy for inputs used in measuring fair value that minimizes the use of unobservable inputs by requiring the use of observable market data when available. Observable inputs are inputs that market participants would use in pricing the asset or liability based on active market data. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The fair value hierarchy is broken down into the
three
input levels summarized below:

•
Level
1
  —Valuations are based on quoted prices in active markets for identical assets or liabilities and readily accessible by us at the reporting date. Examples of assets and liabilities utilizing Level
1
inputs are certain money market funds, U.S. Treasuries and trading securities with quoted prices on active markets.

•
Level
2
  —Valuations based on inputs other than the quoted prices in active markets that are observable either directly or indirectly in active markets. Examples of assets and liabilities utilizing Level
2
inputs are U.S. government agency bonds, corporate bonds, commercial paper, certificates of deposit and over-the- counter derivatives.

•	Level 3 —Valuations based on unobservable inputs in which there are little or no market data, which require us to develop our own assumptions.

The carrying amounts of the Company’s cash and cash-equivalents and line of credit approximate their fair values at each balance sheet date due to the short-term maturity of these financial instruments, and generally result in inputs categorized as Level
1
within the fair value hierarchy. The carrying value of the outstanding PFG loan approximates the estimated aggregate fair value and classified with the loan host. The fair value estimate of the embedded equity forward is based on the closing price of the Company’s common stock on the measurement date, the risk-free rate, the date of expiration, and any expected cash distributions of the underlying asset before expiration. The estimated fair value of the embedded equity forward represents a Level
2
measurement.

On
March 26, 2018,
the Company and PFG agreed to eliminate the cash put provision contained in warrants in exchange for the Company issuing
150,000
shares of the Company’s common stock. Upon removal of the put, the warrants were re-valued using the Black-Scholes option-pricing model with the following assumptions: (i) remaining term of
0.96
years, (ii) expected volatility of
85%,
(iii) risk-free interest rate of
2.12%,
and (iv)
no
expected dividends. The resulting change in fair value of the warrants, along with the fair value of the common stock issued to PFG, was recognized as an adjustment of warrant liability in the consolidated statements of operations.

There were
no
assets measured at fair value on a recurring basis and there were no
assets or liabilities measured on a non-recurring basis at
June 30, 2018
and
March 31, 2018.

9	Fair Value

Pursuant to the accounting guidance for fair value measurement and its subsequent updates, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date. The accounting guidance establishes a hierarchy for inputs used in measuring fair value that minimizes the use of unobservable inputs by requiring the use of observable market data when available. Observable inputs are inputs that market participants would use in pricing the asset or liability based on active market data. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The fair value hierarchy is broken down into the
three
input levels summarized below:

•
Level
1
—Valuations are based on quoted prices in active markets for identical assets or liabilities and readily accessible by us at the reporting date. Examples of assets and liabilities utilizing Level
1
inputs are certain money market funds, U.S. Treasuries and trading securities with quoted prices on active markets.

•
Level
2
—Valuations based on inputs other than the quoted prices in active markets that are observable either directly or indirectly in active markets. Examples of assets and liabilities utilizing Level
2
inputs are U.S. government agency bonds, corporate bonds, commercial paper, certificates of deposit and over-the-counter derivatives.

•	Level 3 —Valuations based on unobservable inputs in which there are little or no market data, which require us to develop our own assumptions.

The carrying amounts of the Company’s cash and cash-equivalents and line of credit approximate their fair values at each balance sheet date due to the short-term maturity of these financial instruments, and generally result in inputs categorized as Level
1
within the fair value hierarchy. The carrying value of the outstanding PFG loan approximates the estimated aggregate fair value and classified with the loan host. The fair value estimate of the embedded equity forward is based on the closing price of the Company’s common stock on the measurement date, the risk-free rate, the date of expiration, and any expected cash distributions of the underlying asset before expiration. The estimated fair value of the embedded equity forward represents a Level
2
measurement.

The Company’s derivative warrant liability is measured at fair value on a recurring basis and is categorized as Level
3
in the fair value hierarchy. As of
March 25, 2017,
the warrant liability is valued using a Monte Carlo simulation model, which used the following assumptions as of
March 25, 2017: (
i) remaining term of
2.0
years, (ii) expected volatility of
101.1%,
(iii) risk-free interest rate of
1.26%,
and (iv) a discount rate of
24%.
The Monte Carlo simulation model simulated the Company’s stock price through the maturity date of
March 31, 2019.
At the end of the simulated period, the value of the warrant was determined based on the greater of (
1
) the net share settlement value, (
2
) the net exercise value, or (
3
) the fixed cash put value.

On
March 26, 2018,
the Company and PFG agreed to eliminate the cash put provision contained in warrants in exchange for the Company issuing
150,000
shares of the Company’s common stock. Upon removal of the put, the warrants were re-valued using the Black-Scholes option-pricing model with the following assumptions: (i) remaining term of
0.96
years, (ii) expected volatility of
85%,
(iii) risk-free interest rate of
2.12%,
and (iv)
no
expected dividends. The resulting change in fair value of the warrants, along with the fair value of the common stock issued to PFG, was recognized as an adjustment of warrant liability in the consolidated statements of operations.

The aforementioned warrant liability and equity forward are the Company’s only asset and liability recognized and measured at fair value on a recurring or non-recurring basis and are as follows:

Fair Value Measurements as of March 31, 2018
(In Thousands):
	Level 1	Level 2	Level 3
Warrant Liability	$—	—	$—
Total	$—	—	$—

Fair Value Measurements as of March 25, 2017
(In Thousands):
	Level 1	Level 2	Level 3
Warrant Liability	$—	—	$222
Total	$—	$—	$222

There were
no
transfers between Level
1,
Level
2
or Level
3
for the fiscal years ended
March 31, 2018
and
March 25, 2017.

The following table provides a reconciliation of the warrant liability measured at fair value using significant unobservable inputs (Level
3
) for the years ended
March 25, 2017
and
March 31, 2018:

	Years Ended
(In thousands)	Mar. 31 , 201 8	Mar. 2 5 , 201 7
Warrant liability at beginning of year	$222	$353
Change in fair value of warrant liability	(222)	(131)
Warrant liability at end of period	$—	$222